Income taxes - Schedule of Movement in Deferred Tax Balances (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 95	$ 85	$ 55
Deferred tax liabilities	(53)	(49)	$ (53)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	51	45
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16	11
Property, plant and equipment, intangible assets and others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (25)	$ (20)